Related Party Balances and Transactions - Summary of Amount Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Amount due from related parties:
Amounts due from related parties	¥ 578,454	$ 88,907	¥ 476,698
Amount due to related parties, current:
Amount due to related parties, current	(8,143)	(1,252)	(23,500)
Amount due to related party, non-current:
Amount due to related party, non-current	(3,076)	$ (473)
Xiaomi Communication
Amount due from related parties:
Amounts due from related parties	566,732		457,100
Hefei HuaHeng
Amount due from related parties:
Amounts due from related parties			42
Xiaomi Mobile
Amount due from related parties:
Amounts due from related parties			3,485
Amount due to related parties, current:
Amount due to related parties, current	(4,752)
Xiaomi Information
Amount due from related parties:
Amounts due from related parties	908
Hefei LianRui
Amount due from related parties:
Amounts due from related parties	2,571		10,571
Hangzhou Aqi Vision Technology Co. Ltd.("Hangzhou Aqi")
Amount due from related parties:
Amounts due from related parties	3,000		3,000
Haidao
Amount due from related parties:
Amounts due from related parties	2,500		2,500
Other
Amount due from related parties:
Amounts due from related parties	2,743
Shunwei
Amount due to related parties, current:
Amount due to related parties, current			(8,500)
Xiaomi Technology
Amount due to related parties, current:
Amount due to related parties, current	(330)
Huaying Fund
Amount due to related parties, current:
Amount due to related parties, current	(3,061)		¥ (15,000)
Amount due to related party, non-current:
Amount due to related party, non-current	¥ (3,076)